Warrants (Details) - USD ($)					9 Months Ended
		May 15, 2025	Sep. 30, 2024	Dec. 21, 2023	Jun. 30, 2025	Sep. 30, 2023
Warrants [Line Items]
Common stock price per share (in Dollars per share)	[1]		$ 0.006		$ 0.006
Warrant expire term			5 years
Number of business days					30 days
Price per warrant (in Dollars per share)		$ 3.3	$ 0.01
Price per share (in Dollars per share)			$ 18
Number of trading days			30 days	5 days
Warrants to purchase value (in Dollars)		$ 200,000
Underlying Warrants					483,333
Fair Value Adjustment of Warrants (in Dollars)					$ 19,400,000
Cash purchase consideration (in Dollars)					200,000
Share compensation expense (in Dollars)					$ 19,200,000
Energem Warrants [Member]
Warrants [Line Items]
Warrants outstanding			12,028,075		200,468
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding			11,500,000		191,667
Private Warrants [Member]
Warrants [Line Items]
Warrants outstanding			528,075		8,801
Warrant [Member]
Warrants [Line Items]
Common stock price per share (in Dollars per share)			$ 11.5		$ 690
Warrant expire term					5 years
Price per warrant (in Dollars per share)					$ 0.6
Price per share (in Dollars per share)					$ 1,080
Number of trading days					30 days
Redemption period of warrants					30 days
Graphjet Technology [Member]
Warrants [Line Items]
Warrant Issued		333,333
Aiden Lee Ping [Member]
Warrants [Line Items]
Warrant Issued					333,333
Initial Business Combination [Member]
Warrants [Line Items]
Number of business days					60 days
Class A Ordinary Shares [Member]
Warrants [Line Items]
Common stock price per share (in Dollars per share)			$ 0.0001			$ 0.0001
Class A Ordinary Shares [Member] | Warrant [Member]
Warrants [Line Items]
Warrants to purchase		3,333,333
Minimum [Member]
Warrants [Line Items]
Number of business days			30 days
Number of trading days			20 days		20 days
Maximum [Member]
Warrants [Line Items]
Number of business days			60 days
Number of trading days			30 days		30 days

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.